UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,111,459	$ 992,721	¥ 19,328,920
Restricted cash	9,260,268	1,292,684	8,320,728
Short-term investments	10,689,430	1,492,187	14,137,566
Trade and notes receivables, net (Allowance for expected credit losses of RMB 38,540 and RMB 45,990 as of December 31, 2024 and June 30, 2025, respectively)	1,344,095	187,628	1,676,246
Amounts due from related parties, net (Allowance for expected credit losses of RMB 10,142 and RMB 14,709 as of December 31, 2024 and June 30, 2025, respectively)	11,414,387	1,593,387	7,702,404
Inventory	8,243,337	1,150,725	7,087,223
Prepayments and other current assets, net (Allowance for expected credit losses of RMB 1,912 and RMB 1,931 as of December 31, 2024 and June 30, 2025, respectively)	4,444,995	620,497	3,632,956
Total current assets	52,507,971	7,329,829	61,886,043
Non-current assets:
Long-term restricted cash	78,073	10,899	97,720
Property, plant and equipment, net	26,805,111	3,741,849	25,892,904
Intangible assets, net	29,648	4,139	29,648
Land use rights, net	199,343	27,827	201,995
Long-term investments	2,710,730	378,403	3,126,007
Right-of-use assets - operating lease	12,958,244	1,808,901	12,797,158
Other non-current assets, net (Allowance for expected credit losses of RMB 59,386 and RMB 40,313 as of December 31, 2024 and June 30, 2025, respectively)	4,756,725	664,013	3,573,137
Total non-current assets	47,537,874	6,636,031	45,718,569
Total assets	100,045,845	13,965,860	107,604,612
Current liabilities:
Short-term borrowings	5,438,829	759,231	5,729,561
Trade and notes payable	34,951,395	4,879,027	34,387,266
Amounts due to related parties, current	¥ 641,495	$ 89,549	¥ 409,363
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Taxes payable	¥ 503,432	$ 70,276	¥ 400,146
Current portion of operating lease liabilities	2,644,228	369,120	1,945,987
Current portion of long-term borrowings	792,198	110,587	3,397,622
Accruals and other liabilities	17,310,010	2,416,385	16,041,079
Total current liabilities	62,281,587	8,694,175	62,311,024
Non-current liabilities:
Long-term borrowings	9,113,178	1,272,151	11,440,755
Non-current operating lease liabilities	11,110,807	1,551,009	11,260,735
Deferred tax liabilities	127,286	17,768	127,467
Total non-current liabilities	31,148,294	4,348,131	31,787,045
Total liabilities	93,429,881	13,042,306	94,098,069
Commitments and contingencies (Note 24)
MEZZANINE EQUITY
Redeemable non-controlling interests	7,734,861	1,079,745	7,441,997
Total mezzanine equity	7,734,861	1,079,745	7,441,997
SHAREHOLDERS' EQUITY/(DEFICIT)
Less: Treasury shares (3,472,933 and 2,896,378 shares as of December 31, 2024 and June 30, 2025, respectively)	(139,156)	(19,425)	(239,328)
Additional paid in capital	122,894,093	17,155,354	118,688,242
Accumulated other comprehensive income	843,138	117,698	582,659
Accumulated deficit	(124,800,000)	(17,422,485)	(113,068,210)
Total NIO Inc. shareholders' equity/(deficit)	(1,205,705)	(168,309)	5,967,023
Non-controlling interests	86,808	12,118	97,523
Total shareholders' equity/(deficit)	(1,118,897)	(156,191)	6,064,546
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	100,045,845	13,965,860	107,604,612
Related party
Non-current liabilities:
Other non-current liabilities	357,970	49,971	329,492
Nonrelated party
Non-current liabilities:
Other non-current liabilities	10,439,053	1,457,232	8,628,596
Class A Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	3,680	514	3,406
Class C Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	¥ 254	$ 35	¥ 254